Financial instruments - Disclosure of detailed information about financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Cash and cash equivalents	$ 105,775	$ 55,270	$ 56,111
Financial liabilities:
Lease liability	38,872	203	$ 314
Financial assets - Fair value through profit or loss [Member]
Financial assets:
Cash and cash equivalents	0	0
Accounts receivable	0	0
Marketable securities	1,509
Preferred shares in AGM JV		70,165
Total financial assets	1,509	70,165
Financial assets - Amortized cost [Member]
Financial assets:
Cash and cash equivalents	105,775	55,270
Accounts receivable	104	1,060
Marketable securities	0
Preferred shares in AGM JV		0
Total financial assets	105,879	56,330
Financial assets - Carrying value [Member]
Financial assets:
Cash and cash equivalents	105,775	55,270
Accounts receivable	104	1,060
Marketable securities	1,509
Preferred shares in AGM JV		70,165
Total financial assets	107,388	126,495
Financial assets - Fair value [Member]
Financial assets:
Cash and cash equivalents	105,775	55,270
Accounts receivable	104	1,060
Marketable securities	1,509
Preferred shares in AGM JV		70,165
Total financial assets	107,388	126,495
Financial liabilities - Fair value through profit or loss [Member]
Financial liabilities:
Accounts payable and accrued liabilities	16,223	6,139
Long-term incentive plan liabilities		318
Lease liability	0	0
Deferred consideration	0
Contingent consideration	16,873
Nkran royalty	4,388
Other non-current liabilities	4,939
Total financial liabilities	42,423	6,457
Financial liabilities - Amortized cost [Member]
Financial liabilities:
Accounts payable and accrued liabilities	48,125	5,724
Long-term incentive plan liabilities		0
Lease liability	38,872	203
Deferred consideration	50,109
Contingent consideration	0
Nkran royalty	0
Other non-current liabilities	0
Total financial liabilities	137,106	5,927
Financial liabilities - Carrying value [Member]
Financial liabilities:
Accounts payable and accrued liabilities	64,348	11,863
Long-term incentive plan liabilities		318
Lease liability	38,872	203
Deferred consideration	50,109
Contingent consideration	16,873
Nkran royalty	4,388
Other non-current liabilities	4,939
Total financial liabilities	179,529	12,384
Financial liabilities - Fair value [Member]
Financial liabilities:
Accounts payable and accrued liabilities	64,348	11,863
Long-term incentive plan liabilities		318
Lease liability	38,872	203
Deferred consideration	50,109
Contingent consideration	16,873
Nkran royalty	4,388
Other non-current liabilities	4,939
Total financial liabilities	$ 179,529	$ 12,384